Consolidated Statement of Stockholder's Equity (Deficiency) (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Other Comprehensive Income	Non-Controlled Interest in Subsidiary	Subscription Receivable	Accumulated Deficit During the Development Stage
Beginning Balance at Dec. 31, 2011			$ 532	$ 12,817,122	$ (14,946,116)	$ 273,981
Beginning Balance, Shares at Dec. 31, 2011			5,318,151
Equity Adjustment for Foreign Currency Translation	(85,702)					(85,701)
Net Loss	(2,427,649)				(2,427,679)
Balance at Dec. 31, 2012	(4,367,831)		532	12,817,122	(17,373,765)	188,280
Balance, Shares at Dec. 31, 2012			5,318,151
Common shares issued upon conversion of bond payable - related party and derivative liability at $9.00 per shares, December 2013, Value			26	2,353,322
Common shares issued upon conversion of bond payable - related party and derivative liability at $9.00 per shares, December 2013, Shares			261,665
Common shares issued in payment of notes payable - related party at $6.42 per shares, December 2013, Value	926,386		14	926,372
Common shares issued in payment of notes payable - related party at $6.42 per shares, December 2013, Shares			144,321
Common shares issued in payment of notes payable - related party at $6.42 per shares, December 2013, Value	1,770,757		28	1,770,730
Common shares issued in payment of notes payable - related party at $6.42 per shares, December 2013, Shares			275,863
Equity Adjustment for Foreign Currency Translation	219,470					(219,470)
Net Loss	(2,147,361)				(2,147,361)
Balance at Dec. 31, 2013	(1,684,170)		600	17,867,546	(19,521,126)	(31,190)
Balance, Shares at Dec. 31, 2013			6,000,000
To record the recapitalization of Subsidiary in connection with the February 12, 2014 Share Exchange Agreement wherein the DanDrit Biotech USA Inc. ("Parent") issued 6,000,000 common shares to acquire a 100% interest in DanDrit Biotech A/S ("Subsidiary") DanDrit Biotech USA Inc., (Formerly Putnam Hills Corp), Value			204	(79,436)
To record the recapitalization of Subsidiary in connection with the February 12, 2014 Share Exchange Agreement wherein the DanDrit Biotech USA Inc. (''Parent'') issued 5,814,945 common shares to acquire a 97% interest in DanDrit Biotech A/S (''Subsidiary'')DanDrit Biotech USA Inc., (Formerly Putnam Hills Corp), shares			2,040,000
Equity Adjustment for Foreign Currency Translation	3,354					3,354
Net Loss	(426,054)				(426,054)
Balance at Mar. 31, 2014	$ (2,347,609)		$ 804	$ 17,788,110	$ (19,947,180)	$ (27,836)
Balance, Shares at Mar. 31, 2014			8,040,000